Intangible Assets, Net (Details) - Schedule of Intangible Assets ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Intangible Assets [Line Items]
Gross carrying amount	¥ 31,908	$ 203	¥ 21,300
Accumulated amortization	(12,652)	(81)	(7,232)
Net book value	19,256	122	14,068
Software [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	29,878	190	21,300
Accumulated amortization	(12,398)	(79)	(7,232)
Net book value	17,480	111	14,068
Patent [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	2,030	13
Accumulated amortization	(254)	(2)
Net book value	¥ 1,776	$ 11